Market risks (Details) (USD $) In Thousands					3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Mar. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2010 Downturn in U.S. Economy [Member]	Dec. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2008 Downturn in U.S. Economy [Member]	Sep. 30, 2011 Downturn in U.S. Economy [Member]
Economic conditions [Abstract]
Impairment charge, goodwill, Small Business Services segment					$ 20,000
Impairment charge, indefinite-lived trade name, Small Business Services segment					4,900
Postretirement benefit plan [Abstract]
Increase in unfunded status of postretirement benefit plan								29,879
Increase in postretirement benefit expense							2,374
Increase in fair value of plan assets						10,990	21,592
Financial institution clients [Abstract]
Contract acquisition costs	57,364	57,476	55,159	45,701					57,364
Liabilities for contract acquisition costs not paid									$ 21,083